Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual cost (including, for 2013, costs reported as part of discontinued operations) and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c)			Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Service cost	$287	$253	$301	$22	$20	$26	$186	$199	$216	$55	$55	$61
Interest cost	676	697	666	54	57	67	307	394	378	117	169	166
Expected return on plan assets	(1,089)	(1,043)	(999)	—	—	—	(418)	(459)	(407)	(53)	(63)	(55)
Amortization of:
Actuarial losses	346	63	355	44	29	51	122	97	129	38	6	46
Prior service credits	(5)	(7)	(7)	(2)	(2)	(2)	(7)	(7)	(5)	(146)	(57)	(44)
Curtailments	3	2	—	—	—	—	5	—	(20)	(31)	(7)	(11)
Settlements	556	52	113	34	28	40	81	22	22	—	—	—
Special termination benefits	—	—	—	—	—	—	1	8	4	—	—	—
Net periodic benefit costs reported in Income	773	16	429	153	132	182	277	254	317	(21)	102	163
(Income)/cost reported in Other comprehensive income/(loss)(e)	(396)	2,768	(3,044)	(143)	163	(255)	(542)	260	(569)	(540)	(174)	(736)
(Income)/cost recognized in Comprehensive income	$378	$2,784	$(2,615)	$10	$294	$(73)	$(265)	$514	$(252)	$(560)	$(72)	$(573)

(a)
2015 v. 2014––The increase in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) higher settlement activity related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity, and (ii) the increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation (which increased the amount of deferred actuarial losses), and, to a lesser extent, a 2014 change in mortality assumptions (reflecting a longer life expectancy for plan participants). The aforementioned increases were partially offset by (i) a greater expected return on plan assets resulting from an increased plan asset base due to a voluntary contribution of $1.0 billion made at the beginning of January 2015, which in turn was partially offset by a decrease in the expected rate of return on plan assets from 8.5% to 8.3% and (ii) lower interest costs resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

2014 v. 2013––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses), (ii) lower service cost resulting from cost-reduction initiatives, (iii) lower settlement activity and (iv) greater expected return on plan assets resulting from an increased plan asset base, partially offset by higher interest costs resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation.

(b)
2015 v. 2014––The increase in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (ii) higher settlement activity.

2014 v. 2013––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation, (ii) lower settlement activity and (iii) lower interest costs.

(c)
2015 v. 2014––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) a decrease in the expected return on plan assets due to a lower expected rate of return on plan assets, (ii) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (iii) higher settlement charges due to the settlement of a pension plan in Sweden. The aforementioned increase in net periodic benefit costs was partially offset by the decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives.

(d)
2015 v. 2014––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by (i) the increase in the amounts amortized for prior service credits and (ii) an increase in curtailment gain resulting from the implementation of changes to certain retiree medical benefits to adopt programs eligible for the Medicare Part D plan subsidy, as allowed under the employer group waiver plan, and another plan change to establish benefit caps for certain plan participants, as well as (iii) a decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. The aforementioned decreases were partially offset by an increase in actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

2014 v. 2013––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses).

(e)	For details of the changes in Other comprehensive income/(loss), see the benefit plan activity in the consolidated statements of comprehensive income.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2016 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(398)	$(37)	$(91)	$(29)
Prior service credits and other	(5)	1	2	164
Total	$(403)	$(36)	$(89)	$135

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2015	2014	2013
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.5%	4.2%	5.2%
U.S. non-qualified pension plans	4.5%	4.0%	4.8%
International pension plans	3.1%	3.0%	3.9%
Postretirement plans	4.5%	4.2%	5.1%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.6%	2.7%	2.9%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.2%	5.2%	4.3%
U.S. non-qualified pension plans	4.0%	4.8%	3.9%
International pension plans	3.0%	3.9%	3.8%
Postretirement plans	4.2%	5.1%	4.1%
Expected return on plan assets:
U.S. qualified pension plans	8.3%	8.5%	8.5%
International pension plans	5.5%	5.8%	5.6%
Postretirement plans	8.3%	8.5%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.7%	2.9%	3.1%

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2015	2014
Healthcare cost trend rate assumed for next year(a)	7.4%	7.0%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2027

(a)
In 2015 Pfizer started using separate healthcare cost trend rates for U.S. postretirement plan participants based on their age (6.5% for plan participants up to the age of 65, and 7.9% for plan participants age 65 and over). The rate shown in the table is a blended rate, for ease of comparison.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2015 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$11	$(11)
Effect on postretirement benefit obligation	77	(80)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014	2015	2014
Change in benefit obligation(e)

Benefit obligation, beginning	$16,575	$13,976	$1,481	$1,341	$10,796	$10,316	$3,168	$3,438
Service cost	287	253	22	20	186	197	55	55
Interest cost	676	697	54	57	307	393	117	169
Employee contributions	—	—	—	—	7	8	79	75
Plan amendments	62	—	4	—	(1)	(54)	(497)	(692)
Changes in actuarial assumptions and other	(774)	2,653	(70)	218	(273)	1,346	(185)	447
Foreign exchange impact	—	—	—	—	(938)	(794)	(20)	(10)
Acquisitions/divestitures/other, net	542	—	9	—	19	(55)	49	—
Curtailments	3	2	—	—	(2)	(127)	(3)	(4)
Settlements	(2,034)	(308)	(93)	(96)	(499)	(32)	—	—
Special termination benefits	—	—	—	—	1	8	—	—
Benefits paid	(412)	(697)	(65)	(58)	(389)	(408)	(300)	(309)
Benefit obligation, ending(e)	14,926	16,575	1,343	1,481	9,214	10,796	2,463	3,168

Change in plan assets
Fair value of plan assets, beginning	12,706	12,869	—	—	8,588	8,250	762	741
Actual gain/(loss) on plan assets	(124)	819	—	—	290	1,046	(3)	45
Company contributions	1,000	23	158	154	558	316	84	210
Employee contributions	—	—	—	—	7	8	79	75
Foreign exchange impact	—	—	—	—	(602)	(594)	—	—
Acquisitions/divestitures, net	496	—	—	—	6	3	—	—
Settlements	(2,034)	(308)	(93)	(96)	(499)	(32)	—	—
Benefits paid	(412)	(697)	(65)	(58)	(389)	(408)	(300)	(309)
Fair value of plan assets, ending	11,633	12,706	—	—	7,959	8,588	622	762
Funded status—Plan assets less than benefit obligation	$(3,292)	$(3,869)	$(1,343)	$(1,481)	$(1,255)	$(2,208)	$(1,841)	$(2,406)

(a)
The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The decrease in the benefit obligation is primarily due to an increase in the discount rate.

(c)
The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.

(d)
The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.

(e)
For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation (PBO). For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $14.8 billion in 2015 and $16.3 billion in 2014. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2015 and $1.4 billion in 2014. The ABO for our international pension plans was $8.8 billion in 2015 and $10.3 billion in 2014.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014	2015	2014
Noncurrent assets(a)	$—	$—	$—	$—	$572	$509	$—	$—
Current liabilities(b)	—	—	(126)	(136)	(25)	(45)	(31)	(27)
Noncurrent liabilities(c)	(3,292)	(3,869)	(1,216)	(1,345)	(1,801)	(2,671)	(1,809)	(2,379)
Funded status	$(3,292)	$(3,869)	$(1,343)	$(1,481)	$(1,255)	$(2,208)	$(1,841)	$(2,406)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014	2015	2014
Actuarial losses(a)	$(4,272)	$(4,735)	$(419)	$(567)	$(1,979)	$(2,527)	$(523)	$(745)
Prior service (costs)/credits	(33)	35	4	10	29	36	1,415	1,098
Total	$(4,305)	$(4,700)	$(415)	$(557)	$(1,949)	$(2,492)	$892	$352

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods utilized are 8.2 years for our U.S. qualified plans, 8.1 years for our U.S. supplemental (non-qualified) plans, 17 years for our international plans, and 9.5 years for our postretirement plans.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$11,633	$12,706	$—	$—	$976	$1,718
Accumulated benefit obligation	14,755	16,323	1,324	1,447	2,495	4,021
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	11,633	12,706	—	—	1,546	1,999
Projected benefit obligation	14,926	16,575	1,343	1,481	3,373	4,715

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$11,633	$12,706	$—	$—	$976	$1,718
Accumulated benefit obligation	14,755	16,323	1,324	1,447	2,495	4,021
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	11,633	12,706	—	—	1,546	1,999
Projected benefit obligation	14,926	16,575	1,343	1,481	3,373	4,715

Schedule of Allocation of Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)				Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2015	Level 1	Level 2	Level 3	As of December 31, 2014	Level 1	Level 2	Level 3
U.S. qualified pension plans
Cash and cash equivalents	$417	$81	$336	$—	$756	$84	$672	$—
Equity securities:
Global equity securities	3,720	3,717	2	1	3,394	3,391	2	1
Equity commingled funds	951	—	825	126	1,647	—	1,500	147
Fixed income securities:
Corporate debt securities	2,866	3	2,861	2	3,013	—	3,008	5
Government and agency obligations	989	—	989	—	1,124	—	1,124	—
Fixed income commingled funds	222	—	222	—	242	—	242	—
Other investments:
Partnership investments(b)	1,120	—	129	991	1,156	—	198	958
Insurance contracts	259	—	259	—	278	—	278	—
Other commingled funds(c)	1,089	—	—	1,089	1,096	—	—	1,096
Total	11,633	3,801	5,623	2,209	12,706	3,475	7,024	2,207
International pension plans
Cash and cash equivalents	207	14	193	—	331	25	306	—
Equity securities:
Global equity securities	901	815	85	—	1,781	1,674	107	—
Equity commingled funds	2,218	16	2,119	83	1,851	19	1,832	—
Fixed income securities:
Corporate debt securities	653	171	481	—	773	183	590	—
Government and agency obligations	1,224	109	1,114	—	1,213	140	1,073	—
Fixed income commingled funds	1,216	37	1,142	37	1,037	44	969	24
Other investments:
Partnership investments(b)	58	—	6	52	61	—	6	55
Insurance contracts	257	—	21	236	425	1	150	274
Other(c)	1,227	59	370	798	1,116	46	326	744
Total	7,959	1,222	5,531	1,206	8,588	2,132	5,359	1,097
U.S. postretirement plans(d)
Cash and cash equivalents	6	—	6	—	18	1	17	—
Equity securities:
Global equity securities	64	64	—	—	89	89	—	—
Equity commingled funds	16	—	14	2	44	—	40	4
Fixed income securities:
Corporate debt securities	49	—	49	—	79	—	79	—
Government and agency obligations	17	—	17	—	30	—	30	—
Fixed income commingled funds	4	—	4	—	6	—	6	—
Other investments:
Partnership investments(b)	19	—	2	17	30	—	5	25
Insurance contracts	429	—	429	—	437	—	437	—
Other commingled funds(c)	19	—	—	19	29	—	—	29
Total	$622	$64	$521	$38	$762	$90	$614	$58

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(c)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(d)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2015	2015	2014
U.S. qualified pension plans
Cash and cash equivalents	0-10%	3.6%	5.9%
Equity securities	35-55%	40.2%	39.7%
Fixed income securities	30-55%	35.0%	34.5%
Other investments(a)	5-17.5%	21.2%	19.9%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	2.6%	3.9%
Equity securities	35-55%	39.2%	42.3%
Fixed income securities	30-55%	38.8%	35.2%
Other investments(a)	5-17.5%	19.4%	18.6%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	1.0%	2.4%
Equity securities	—	12.8%	17.4%
Fixed income securities	—	11.2%	15.1%
Other investments	95-100%	75.0%	65.1%
Total	100%	100%	100%

(a)
Actual percentage of plan assets in Other Investments for 2015 includes $259 million related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $129 million related to an investment in a partnership whose primary holdings are public equity securities.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Partnership investments		Other commingled funds		Insurance contracts		Other
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014	2015	2014
Fair value, beginning	$958	$932	$1,096	$715	$274	$300	$744	$500
Actual return on plan assets:
Assets held, ending	84	104	(8)	47	16	23	25	47
Assets sold during the period	—	—	(34)	(7)	—	—	3	8
Purchases, sales and settlements, net	(51)	(78)	35	341	(17)	(20)	73	254
Transfer into/(out of) Level 3	—	—	—	—	—	—	—	(19)
Exchange rate changes	—	—	—	—	(37)	(29)	(47)	(46)
Fair value, ending	$991	$958	$1,089	$1,096	$236	$274	$798	$744

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2016(a)	$1,000	$126	$170	$(9)
Expected benefit payments:
2016	$1,000	$126	$350	$198
2017	1,655	121	348	205
2018	985	125	352	208
2019	947	110	359	208
2020	959	114	370	207
2021–2025	4,517	512	1,959	1,001

(a)
For the U.S. qualified plans, the $1.0 billion voluntary contribution was paid in January 2016. For the U.S. postretirement plans, the Internal Revenue Code 401(h) reimbursement in January 2016 totaling $198 million is expected to exceed the payments.